Income Taxes - Components of Income Tax Provision (Detail) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current tax benefit (provision):
Federal				$ 0	$ 0	$ 0
State				(2,000)	(3,000)	(3,000)
Foreign				95,000		(11,000)
Total				93,000	(3,000)	(14,000)
Deferred tax benefit (provision):
Federal				838,000	(31,000)	(437,000)
State				52,000	12,000	(2,000)
Total				890,000	(19,000)	(439,000)
Change in valuation allowance	$ 644,000	$ 1,185,000		(890,000)	19,000	439,000
Total benefit (provision) for income taxes		$ (3,000)	$ (3,000)	$ 93,000	$ (3,000)	$ (14,000)